Significant Accounting Policies	6 Months Ended
Jun. 30, 2023
Accounting Policies [Abstract]
Significant Accounting Policies

2. Significant Accounting Policies:

The accounting policies followed in the preparation of these Unaudited Interim Condensed Consolidated Financial Statements are the same with those applied in the preparation of the Company’s Consolidated Financial Statements for the year ended December 31, 2022. See Note 2 to the Company’s Consolidated Financial Statements for the year ended December 31, 2022, included in the 2022 Annual Report. There have been no material changes to these policies in the six month period ended June 30, 2023, except of the following addition.

(a) Stock Compensation: The Company has a stock based incentive plan that covers directors and officers of the Company and its affiliates and its consultants and service providers. Awards granted are valued at fair value and compensation cost is recognized on a straight-line basis, net of estimated forfeitures, over the requisite service period of each award. The fair value of restricted stock awarded at the grant date is equal to the closing stock price on that date and is amortized over the applicable vesting period using the straight-line method.